Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment
	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Cost
As at September 30, 2015	371	1,957	5,068	11,149	356	18,901
Additions	15	184	88	346	70	703
Disposition	-	-	-	-	(29)	(29)
Contribution to Joint Venture	-	-	-	-	(12)	(12)
Foreign exchange	-	-	-	-	(3)	(3)
As at December 31, 2016	386	2,141	5,156	11,495	382	19,560
Additions	-	2	805	-	254	1,061
Write down	-	-	(399)	-	-	(399)
As at December 31, 2017	386	2,143	5,562	11,495	636	20,222

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Accumulated depreciation
As at September 30, 2015	-	-	112	-	76	188
Depreciation for the year	-	76	335	431	52	894
Disposition	-	-	-	-	(20)	(20)
Contribution to Joint Venture	-	-	-	-	(4)	(4)
As at December 31, 2016	-	76	447	431	104	1,058
Depreciation for the year	-	107	366	575	76	1,124
Disposition	-	-	(30)	-	-	(30)
As at December 31, 2017	-	183	783	1,006	180	2,152

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Net book value
As at December 31, 2016	386	2,065	4,709	11,064	278	18,502
As at December 31, 2017	386	1,960	4,779	10,489	456	18,070